UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21965

Rochdale Core Alternative Strategies Fund LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 702-3500

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record.

There were no proxy voting records to report.  The Fund has adopted a proxy voting policy to only invest in non-voting securities and therefore will not be responsible for voting proxies.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Core Alternative Strategies  Fund LLC

By (Signature and Title)  /s/ Garrett R. D’Alessandro
  Garrett R. D’Alessandro
  President

Date 8/20/2010